Schedule of Investments Municipal Fund Inc.^

(Unaudited) July 31, 2021

Principal Amount		Value

Municipal Notes 157.4%
Alabama 1.6%
$1,300,000	Alabama St. Hsg. Fin. Au. Multi-Family Hsg. Rev. (Alison Pt. Apts. Proj.), Ser. 2007-B, (LOC: U.S. Bank N.A.), 0.04%, due 4/1/2037	$1,300,000	(a)
1,300,000	Columbia IDB PCR Ref. (Alabama Pwr. Co. Proj.), Ser. 2014-A, 0.03%, due 12/1/2037	1,300,000	(a)
1,900,000	Selma IDB Rev. (Int'l Paper Co. Proj.), Ser. 2011-A, 5.38%, due 12/1/2035	1,929,645
		4,529,645
American Samoa 0.7%
1,700,000	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/2029	2,010,552
Arizona 2.3%
500,000	Maricopa Co. Ind. Dev. Au. Ed. Ref. Rev. (Paradise Sch. Proj. Paragon Management, Inc.), Ser. 2016, 5.00%, due 7/1/2036	570,326	(b)
1,205,000	Maricopa Co. Ind. Dev. Au. Sr. Living Facs. Rev. (Christian Care Surprise, Inc. Proj.), Ser. 2016, 5.00%, due 1/1/2026	1,236,991	(b)
2,250,000	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/2025	2,488,419	(b)
1,385,000	Phoenix Ind. Dev. Au. Ed. Rev. (Great Hearts Academies Proj.), Ser. 2014, 3.75%, due 7/1/2024	1,461,370
395,000	Phoenix Ind. Dev. Au. Rev. (Deer Valley Veterans Assisted Living Proj.), Ser. 2016-A, 5.13%, due 7/1/2036	408,951
400,000	Phoenix-Mesa Gateway Arpt. Au. Spec. Fac. Rev. (Mesa Proj.), Ser. 2012, 5.00%, due 7/1/2024	417,565
		6,583,622
California 30.8%
1,000,000	California Hlth. Facs. Fin. Au. Rev. (Children's Hosp. Los Angeles), Ser. 2012-A, 5.00%, due 11/15/2026	1,058,967
1,325,000	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Rev. (King City Joint Union High Sch.), Ser. 2010, 5.13%, due 8/15/2024	1,327,263
	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.)
465,000	Ser. 2014, 5.00%, due 7/1/2024	498,857	(b)
630,000	Ser. 2014, 5.13%, due 7/1/2029	692,155	(b)
	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.)
455,000	Ser. 2014, 5.00%, due 7/1/2024	489,774
430,000	Ser. 2014, 5.13%, due 7/1/2029	473,715
500,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/2031	579,466	(b)
570,000	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/2030	664,767	(b)
585,000	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A, 4.00%, due 1/1/2026	638,403
2,000,000	California Muni. Fin. Au. Std. Hsg. Rev. (CHF-Davis I, LLC-West Village Std. Hsg. Proj.), Ser. 2018, 5.00%, due 5/15/2051	2,484,338
1,000,000	California Muni. Fin. Au. Std. Hsg. Rev. (CHF-Davis II, LLC, Green Bond-Orchard Park Std. Hsg. Proj.), Ser. 2021, (BAM Insured), 3.00%, due 5/15/2054	1,077,691
1,300,000	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A, 5.00%, due 7/1/2030	1,495,045	(b)
	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev.
2,155,000	Ser. 2016-A, 2.90%, due 6/1/2028	2,308,126
2,450,000	Ser. 2016-A, 2.95%, due 12/1/2028	2,612,398
470,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/2027	235,000	(b)(c)

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value

$2,000,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Calplant I Green Bond Proj.), Ser. 2019, 7.50%, due 12/1/2039	$610,000	(b)(c)
1,855,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.), Ser. 2019, 7.50%, due 12/1/2040	2,045,444	(b)
4,430,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/2027	4,759,766	(b)
2,000,000	Emery Unified Sch. Dist. G.O. (Election 2010), Ser. 2011-A, 6.50%, due 8/1/2033 Pre-Refunded 8/1/2021	2,000,000
1,000,000	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref., Ser. 2018-A-2, 5.00%, due 6/1/2047	1,032,456
2,000,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured), 6.75%, due 8/1/2040 Pre-Refunded 8/1/2025	2,502,764
590,000	La Verne Cert. of Participation Ref. (Brethren Hillcrest Homes), Ser. 2014, 5.00%, due 5/15/2029 Pre-Refunded 5/15/2022	618,382
2,250,000	Los Angeles Reg. Arpt. Imp. Corp. Lease Rev. Ref. (Laxfuel Corp.), Ser. 2012, 4.50%, due 1/1/2027	2,288,288
3,620,000	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation, Ser. 2005-B, (AGM Insured), 0.00%, due 8/1/2024	3,569,707
5,750,000	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation (Election 2002), Ser. 2009-E, (Assured Guaranty Insured), 0.00%, due 8/1/2029	7,326,536	(d)
5,000,000	Redondo Beach Unified Sch. Dist. G.O., Ser. 2009, 6.38%, due 8/1/2034	6,413,859
4,000,000	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/2026	5,035,259
2,000,000	San Bernardino Comm. College Dist. G.O. Cap. Appreciation (Election), Ser. 2009-B, 6.38%, due 8/1/2034 Pre-Refunded 8/1/2024	2,366,690
6,000,000	San Mateo Foster City Sch. Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2010-A, 0.00%, due 8/1/2032	7,263,263	(e)
1,540,000	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013, 5.00%, due 8/1/2026	1,610,601
2,040,000	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%, due 9/1/2025	2,231,373
150,000	Tender Option Bond Trust Receipts/Certificates, Ser. 2020, (LOC: Mizuho Cap. Markets LLC), 0.20%, due 7/1/2032	150,000	(a)(b)
9,070,000	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 6.88%, due 8/1/2037	12,946,215
5,095,000	Victor Valley Joint Union High Sch. Dist. G.O. Cap. Appreciation Bonds, Ser. 2009, (Assured Guaranty Insured), 0.00%, due 8/1/2026	4,889,291
3,000,000	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured), 0.00%, due 8/1/2036	3,466,325	(f)
		89,762,184
Colorado 5.0%
	Colorado Ed. & Cultural Facs. Au. Rev. (Charter Sch.- Atlas Preparatory Sch. Proj.)
1,050,000	Ser. 2015, 4.50%, due 4/1/2025	1,093,719	(b)
1,000,000	Ser. 2015, 5.13%, due 4/1/2035	1,058,866	(b)
1,350,000	Ser. 2015, 5.25%, due 4/1/2045	1,418,131	(b)
750,000	Colorado Ed. & Cultural Facs. Au. Rev. Ref., Ser. 2014, 4.50%, due 11/1/2029	806,834
5,000,000	Denver City & Co. Arpt. Sys. Rev., Ser. 2011-B, 5.00%, due 11/15/2024 Pre-Refunded 11/15/2021	5,068,076
2,550,000	Plaza Metro. Dist. Number 1 Tax Allocation Rev., Ser. 2013, 4.00%, due 12/1/2023	2,633,456	(b)
8,000,000	Villages at Castle Rock Co. Metro. Dist. #6 (Cabs - Cobblestone Ranch Proj.), Ser. 2007-2, 0.00%, due 12/1/2037	2,616,800
		14,695,882
Connecticut 0.3%
750,000	Hamden G.O., Ser. 2013, (AGM Insured), 3.13%, due 8/15/2025	790,506

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value

District of Columbia 1.7%
$1,615,000	Dist. of Columbia HFA Rev. (Capitol Hill Towers Proj.), Ser. 2011, (Fannie Mae Insured), 4.10%, due 12/1/2026	$1,633,289
650,000	Dist. of Columbia Rev. (Friendship Pub. Charter Sch.), Ser. 2012, 3.55%, due 6/1/2022	668,055
650,000	Dist. of Columbia Std. Dorm. Rev. (Provident Group-Howard Prop.), Ser. 2013, 5.00%, due 10/1/2045	678,694
2,000,000	Metro. Washington Dist. of Columbia Arpt. Au. Sys. Rev., Ser. 2011-C, 5.00%, due 10/1/2026 Pre-Refunded 10/1/2021	2,015,484
		4,995,522
Florida 8.3%
800,000	Cap. Trust Agcy. Sr. Living Rev. (H-Bay Ministries, Inc. Superior Residences-Third Tier), Ser. 2018-C, 7.50%, due 7/1/2053	184,000	(b)(c)
1,000,000	Cityplace Comm. Dev. Dist. Spec. Assessment Rev. Ref., Ser. 2012, 5.00%, due 5/1/2026	1,135,090
	Florida Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc.)
225,000	Ser. 2012-A, 5.50%, due 6/15/2022	229,699	(b)
3,120,000	Ser. 2013-A, 6.75%, due 12/15/2027 Pre-Refunded 6/15/2023	3,496,179
1,750,000	Ser. 2014-A, 5.75%, due 6/15/2029	1,922,137
1,075,000	Florida Dev. Fin. Corp. Ed. Facs. Rev. Ref. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%, due 7/1/2036	1,135,715
1,200,000	Florida Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A, 6.38%, due 6/1/2046	840,000	(b)(c)
100,000	Greater Orlando Aviation Au. Arpt. Facs. Ref. Rev. (JetBlue Airways Corp. Proj.), Ser. 2013, 5.00%, due 11/15/2036	105,806
9,000,000	Hillsborough Co. Ind. Dev. Au. Hosp. Rev. (Tampa General Hosp. Proj.), Ser. 2020-A, 3.50%, due 8/1/2055	10,024,978
1,135,000	Lakeland Ed. Facs. Rev. Ref. (Florida So. College Proj.), Ser. 2012-A, 5.00%, due 9/1/2027	1,188,993
2,000,000	Lee Co. Arpt. Ref. Rev., Ser. 2011-A, 5.63%, due 10/1/2025 Pre-Refunded 8/15/2021	2,003,620
885,000	Village Comm. Dev. Dist. Number 11 Spec. Assessment Rev., Ser. 2014, 4.13%, due 5/1/2029	921,560
995,000	Village Comm. Dev. Dist. Number 13 Spec. Assessment Rev., Ser. 2019, 3.70%, due 5/1/2050	1,073,120
		24,260,897
Georgia 1.0%
1,750,000	Cobb Co. Dev. Au. Sr. Living Ref. Rev. (Provident Village Creekside Proj.), Ser. 2016-A, 6.00%, due 7/1/2036	1,225,000	(b)(c)
2,000,000	DeKalb Co. Hsg. Au. Sr. Living Rev. Ref. (Baptist Retirement Comm. of Georgia Proj.), Ser. 2019-A, 5.13%, due 1/1/2049	1,741,788	(b)
		2,966,788
Hawaii 2.6%
5,200,000	Hawaii St. Arpt. Sys. Ref. Rev., Ser. 2011, 4.13%, due 7/1/2024	5,215,641
2,250,000	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. (Hawaiian Elec. Co., Inc. - Subsidiary), Ser. 2019, 3.50%, due 10/1/2049	2,356,050
		7,571,691
Illinois 20.7%
5,705,000	Berwyn G.O., Ser. 2013-A, 5.00%, due 12/1/2027	6,126,672
	Chicago G.O.
250,000	Ser. 2002-2002B, 5.13%, due 1/1/2027	286,420
2,000,000	Ser. 2002-B, 5.00%, due 1/1/2025	2,292,969
1,000,000	Ser. 2019-A, 5.00%, due 1/1/2044	1,234,347
5,000,000	Chicago Midway Arpt. Rev. (Second Lien), Ser. 2014-C, (LOC: Barclays Bank PLC), 0.06%, due 1/1/2044	5,000,000	(a)

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value

	Chicago Ref. G.O.
$1,000,000	Ser. 2005-D, 5.50%, due 1/1/2040	$1,144,034
2,500,000	Ser. 2012-C, 5.00%, due 1/1/2024	2,546,152
700,000	Ser. 2014-A, 5.00%, due 1/1/2027	771,833
3,000,000	Ser. 2017-A, 6.00%, due 1/1/2038	3,757,869
	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim)
1,350,000	Ser. 2013-C, 5.45%, due 12/1/2030	1,515,262
1,960,000	Ser. 2013-C, 5.50%, due 12/1/2031	2,202,212
1,560,000	Illinois Fin. Au. Ref. Rev. (Presence Hlth. Network Obligated Group), Ser. 2016-C, 5.00%, due 2/15/2031	1,918,323
2,000,000	Illinois Fin. Au. Rev. Ref. (Northwestern Mem. Hlth. Care Obligated Group), Ser. 2017-A, 4.00%, due 7/15/2047	2,306,364
1,905,000	Illinois Sports Facs. Au. Cap. Appreciation Rev. (St. Tax Supported), Ser. 2001, (AMBAC Insured), 0.00%, due 6/15/2026	1,811,797
	Illinois St. G.O.
3,900,000	Ser. 2012, 4.00%, due 8/1/2025	4,039,121
1,000,000	Ser. 2013, 5.00%, due 7/1/2023	1,089,093
5,200,000	Ser. 2017-D, 5.00%, due 11/1/2028	6,432,572
4,250,000	Illinois St. G.O. Ref., Ser. 2016, 5.00%, due 2/1/2024	4,737,009
	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.)
945,000	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/2027	1,047,273
1,375,000	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/2028	1,521,976
715,000	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/2029	790,475
	Univ. of Illinois (Hlth. Svc. Facs. Sys.)
2,725,000	Ser. 2013, 5.00%, due 10/1/2027	2,967,501
2,875,000	Ser. 2013, 5.75%, due 10/1/2028	3,177,845
1,500,000	Upper Illinois River Valley Dev. Au. Rev. Ref. (Cambridge Lakes Learning Ctr.), Ser. 2017-A, 5.25%, due 12/1/2047	1,618,830	(b)
		60,335,949
Indiana 1.2%
3,055,000	Indiana Trans. Fin. Au. Hwy. Ref. Rev., Ser. 2004-B, (National Public Finance Guarantee Corp. Insured), 5.75%, due 12/1/2021	3,112,130
365,000	Valparaiso Exempt Facs. Rev. (Pratt Paper LLC Proj.), Ser. 2013, 5.88%, due 1/1/2024	394,582
		3,506,712
Iowa 1.4%
1,800,000	Iowa Fin. Au. Multi-Family Rev., Ser. 2008-A, (LOC: Wells Fargo Bank N.A.), 0.03%, due 6/1/2024	1,800,000	(a)
	Iowa St. Higher Ed. Loan Au. Rev. (Des Moines Univ. Proj.)
1,105,000	Ser. 2020, 5.00%, due 10/1/2028	1,405,175
775,000	Ser. 2020, 4.00%, due 10/1/2045	905,056
		4,110,231
Kentucky 0.5%
1,350,000	Ashland City, Kentucky Med. Ctr. Ref. Rev. (Ashland Hosp. Corp. DBA Kings Daughter Med. Ctr.), Ser. 2019, (AGM Insured), 3.00%, due 2/1/2040	1,433,300
Louisiana 2.1%
1,715,000	Louisiana Local Gov't. Env. Facs. & Comm. Dev. Au. Rev. Ref. (Westside Habilitation Ctr. Proj.), Ser. 2017-A, 5.75%, due 2/1/2032	1,908,170	(b)
775,000	Louisiana Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A, 7.63%, due 12/15/2028	835,534
700,000	Louisiana St. Local Gov’t Env. Facs. & Comm. Dev. Au. Rev. (Lafourche Parish Gomesa Proj.), Ser. 2019, 3.95%, due 11/1/2043	769,698	(b)
1,655,000	St. Charles Parish Gulf Zone Opportunity Rev. (Valero Energy Corp.), Ser. 2010, 4.00%, due 12/1/2040 Putable 6/1/2022	1,704,681
800,000	St. John the Baptist Parish LA Rev. Ref. (Marathon Oil Corp. Proj.), Subser. 2017-A-1, 2.00%, due 6/1/2037 Putable 4/1/2023	819,152
		6,037,235

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value

Massachusetts 1.7%
	Massachusetts St. Dev. Fin. Agcy. Rev. (Milford Reg. Med. Ctr.)
$200,000	Ser. 2014-F, 5.00%, due 7/15/2024	$217,260
415,000	Ser. 2014-F, 5.00%, due 7/15/2025	449,966
200,000	Ser. 2014-F, 5.00%, due 7/15/2026	216,414
190,000	Ser. 2014-F, 5.00%, due 7/15/2027	205,172
150,000	Ser. 2014-F, 5.00%, due 7/15/2028	161,624
	Massachusetts St. Ed. Fin. Au. Rev.
860,000	Ser. 2011-J, 5.00%, due 7/1/2023	860,803
1,200,000	Ser. 2012-J, 4.70%, due 7/1/2026	1,202,204
1,490,000	Ser. 2013-K, 4.50%, due 7/1/2024	1,543,629
		4,857,072
Michigan 5.1%
	City of Detroit MI G.O.
3,000,000	Ser. 2021-A, 5.00%, due 4/1/2046	3,718,934
3,850,000	Ser. 2021-A, 5.00%, due 4/1/2050	4,754,451
1,500,000	Detroit Downtown Dev. Au. Tax Increment Rev. Ref. (Catalyst Dev. Proj.), Ser. 2018-A, (AGM Insured), 5.00%, due 7/1/2048	1,675,778
	Michigan St. Hsg. Dev. Au. Rev.
1,935,000	Ser. 2016-C, 2.05%, due 12/1/2022	1,970,171
1,835,000	Ser. 2016-C, 2.15%, due 6/1/2023	1,882,216
750,000	Michigan St. Strategic Fund Ltd. Oblig. Rev. (Improvement Proj.), Ser. 2018, 5.00%, due 6/30/2048	910,034
100,000	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/2035	100,152
		15,011,736
Minnesota 0.1%
400,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Metro Deaf Sch. Proj.), Ser. 2018-A, 5.00%, due 6/15/2038	433,399	(b)
Mississippi 0.5%
850,000	Mississippi St. Bus. Fin. Commission Gulf Opportunity Zone Rev. (Chevron U.S.A., Inc. Proj.), Ser. 2011-B, 0.02%, due 11/1/2035	850,000	(a)
565,000	Mississippi St. Bus. Fin. Corp. Rev. Ref. (Sys. Energy Res., Inc. Proj.), Ser. 2019, 2.50%, due 4/1/2022	568,190
		1,418,190
Nevada 0.6%
	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy)
1,100,000	Ser. 2015-A, 4.00%, due 12/15/2025	1,164,188	(b)
500,000	Ser. 2015-A, 5.13%, due 12/15/2045	555,931	(b)
		1,720,119
New Hampshire 0.3%
750,000	Nat'l Fin. Au. Rev. (Green Bond), Ser. 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	806,457	(b)
New Jersey 10.5%
1,930,000	New Jersey Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/2023	2,035,467
1,230,000	New Jersey Econ. Dev. Au. Rev. (Sch. Facs. Construction), Ser. 2019-LLL, 5.00%, due 6/15/2028	1,555,717

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value

	New Jersey Econ. Dev. Au. Rev. (The Goethals Bridge Replacement Proj.)
$500,000	Ser. 2013, 5.25%, due 1/1/2025	$562,683
500,000	Ser. 2013, 5.50%, due 1/1/2026	565,111
	New Jersey Econ. Dev. Au. Rev. (United Methodist Homes of New Jersey Obligated Group)
1,420,000	Ser. 2013, 3.50%, due 7/1/2024	1,479,590
1,470,000	Ser. 2013, 3.63%, due 7/1/2025	1,532,021
1,520,000	Ser. 2013, 3.75%, due 7/1/2026	1,582,715
765,000	Ser. 2013, 4.00%, due 7/1/2027	798,233
1,565,000	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2012-1A, 4.38%, due 12/1/2026	1,633,365
	New Jersey St. Econ. Dev. Au. Sch. Rev. (Beloved Comm. Charter, Sch., Inc. Proj.)
1,105,000	Ser. 2019-A, 5.00%, due 6/15/2049	1,212,396	(b)
725,000	Ser. 2019-A, 5.00%, due 6/15/2054	793,271	(b)
8,250,000	New Jersey St. Trans. Trust Fund Au., Ser. 2019-BB, 4.00%, due 6/15/2050	9,447,737
	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref.
1,250,000	Ser. 2018-A, 5.00%, due 12/15/2036	1,571,936
4,000,000	Ser. 2018-A, 4.25%, due 12/15/2038	4,720,958
1,000,000	Ser. 2018-A, (BAM Insured), 4.00%, due 12/15/2037	1,168,684
		30,659,884
New Mexico 0.5%
	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr. Lien Rev. (Gross Receipts Tax Increment Bond)
443,000	Ser. 2015, 5.25%, due 5/1/2025	452,328	(b)
1,000,000	Ser. 2015, 5.75%, due 5/1/2030	1,021,035	(b)
		1,473,363
New York 17.2%
225,000	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Charter Sch. for Applied Technologies Proj.), Ser. 2017-A, 5.00%, due 6/1/2035	252,949
625,000	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Orchard Park), Ser. 2015, 5.00%, due 11/15/2029	723,008
1,345,000	Build NYC Res. Corp. Ref. Rev. (New York Law Sch. Proj.), Ser. 2016, 4.00%, due 7/1/2045	1,474,289
	Build NYC Res. Corp. Rev.
1,100,000	Ser. 2014, 5.00%, due 11/1/2024	1,238,974
835,000	Ser. 2014, 5.25%, due 11/1/2029	932,089
975,000	Ser. 2014, 5.50%, due 11/1/2044	1,075,093
250,000	Build NYC Res. Corp. Rev. (Metro. Lighthouse Charter Sch. Proj.), Ser. 2017-A, 5.00%, due 6/1/2047	280,548	(b)
825,000	Build NYC Res. Corp. Rev. (New Dawn Charter Sch. Proj.), Ser. 2019, 5.75%, due 2/1/2049	907,339	(b)
	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. for Int'l Cultures and the Arts)
205,000	Ser. 2013-A, 3.88%, due 4/15/2023	211,883
1,450,000	Ser. 2013-A, 5.00%, due 4/15/2043	1,515,596
720,000	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.), Ser. 2014, 4.50%, due 1/1/2025	779,065	(b)
	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.)
700,000	Ser. 2014, 5.00%, due 7/1/2023	760,238
735,000	Ser. 2014, 5.00%, due 7/1/2024	826,334
390,000	Ser. 2018, 5.00%, due 7/1/2030	484,428
1,400,000	Jefferson Co. IDA Solid Waste Disp. Rev. (Green Bond-Reenergy Black River LLC Proj.), Ser. 2014, 5.25%, due 1/1/2024	1,367,809	(b)

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value

	Metro. Trans. Au. Rev. (Green Bond)
$8,500,000	Ser. 2020-D-3, 4.00%, due 11/15/2049	$9,900,061
3,000,000	Ser. 2020-D-3, 4.00%, due 11/15/2050	3,490,355
5,000,000	New York City IDA Rev. (Yankee Stadium Proj.), Ser. 2020, 3.00%, due 3/1/2049	5,195,847
500,000	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014-2, 5.38%, due 11/15/2040	564,755	(b)
3,200,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/2028 Pre-Refunded 7/1/2023	3,499,946
2,300,000	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Montefiore Oblig. Group), Ser. 2018-A, 5.00%, due 8/1/2035	2,841,349
2,000,000	New York St. Mtge. Agcy. Homeowner Mtge. Ref. Rev., Ser. 2014-189, 3.45%, due 4/1/2027	2,094,389
1,000,000	New York St. Trans. Dev. Corp. Fac. Rev. (Empire St. Thruway Svc. Areas Proj.), Ser. 2021, 4.00%, due 4/30/2053	1,179,696
2,000,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term. C&D Redev.), Ser. 2018, 5.00%, due 1/1/2033	2,456,164
550,000	Newburgh G.O. (Deficit Liquidation), Ser. 2012-B, 5.00%, due 6/15/2022	570,032
1,435,000	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.), Ser. 2012-A, 5.00%, due 5/1/2023 Pre-Refunded 5/1/2022	1,486,870
1,155,000	Suffolk Co. Judicial Facs. Agcy. Lease Rev. (H. Lee Dennison Bldg.), Ser. 2013, 4.25%, due 11/1/2026	1,237,979
2,000,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/2028	2,229,538
600,000	Westchester Co. Local Dev. Corp. Rev. Ref. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/2030	611,460	(b)
		50,188,083
North Carolina 3.0%
3,930,000	North Carolina HFA Homeownership Ref. Rev., Ser. 2020-45, (GNMA/FNMA/FHLMC Insured), 2.20%, due 7/1/2040	4,030,588
855,000	North Carolina Med. Care Commission Hlth. Care Facs. Rev. (Lutheran Svc. For Aging, Inc.), Ser. 2012-A, 4.25%, due 3/1/2024	874,732
	North Carolina Med. Care Commission Retirement Facs. Rev.
735,000	Ser. 2013, 5.13%, due 7/1/2023	784,691
2,000,000	Ser. 2020-A, 4.00%, due 9/1/2050	2,192,985
700,000	North Carolina Med. Care Commission Retirement Facs. Rev. (Twin Lakes Comm.), Ser. 2019-A, 5.00%, due 1/1/2049	808,438
		8,691,434
Ohio 5.4%
7,190,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Ref. Rev., Ser. 2020-B-2, Class 2, 5.00%, due 6/1/2055	8,456,168
2,060,000	Cleveland Arpt. Sys. Rev. Ref., Ser. 2012-A, 5.00%, due 1/1/2027 Pre-Refunded 1/1/2022	2,101,911
500,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (AMG Vanadium LLC), Ser. 2019, 5.00%, due 7/1/2049	588,424	(b)
1,000,000	Ohio St. Air Quality Dev. Au. Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2014-B, 2.60%, due 6/1/2041 Putable 10/1/2029	1,062,456
3,500,000	Port Au. of Greater Cincinnati Dev. Rev. (Convention Ctr. Hotel Acquisition and Demolition Proj.), Ser. 2020-A, 3.00%, due 5/1/2023	3,505,833
		15,714,792
Oklahoma 1.1%
2,000,000	Oklahoma St. Dev. Fin. Au. Hlth. Sys. Rev. (OU Medicine Proj.), Ser. 2018-B, 5.00%, due 8/15/2033	2,463,005
	Tulsa Arpt. Imp. Trust Ref. Rev.
250,000	Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/2024	282,263
400,000	Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/2025	449,932
		3,195,200

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value

Oregon 0.0%(g)
$30,000	Oregon St. Hsg. & Comm. Svc. Dept. Multi-Family Rev., Ser. 2012-B, (FHA/GNMA/FNMA/FHLMC Insured), 3.50%, due 7/1/2027	$30,268
Pennsylvania 5.7%
	Indiana Co. Ind. Dev. Au. Rev. (Std. Cooperative Assoc., Inc.)
500,000	Ser. 2012, 3.50%, due 5/1/2025	510,926
350,000	Ser. 2012, 3.60%, due 5/1/2026	357,865
2,830,000	Lancaster Co. Hosp. Au. Ref. Rev. (Hlth. Centre-Landis Homes Retirement Comm. Proj.), Ser. 2015-A, 4.25%, due 7/1/2030	3,098,539
1,250,000	Lancaster Ind. Dev. Au. Rev. (Garden Spot Village Proj.), Ser. 2013, 5.38%, due 5/1/2028 Pre-Refunded 5/1/2023	1,363,970
3,430,000	Norristown Area Sch. Dist. Cert. of Participation (Installment Purchase), Ser. 2012, 4.50%, due 4/1/2027 Pre-Refunded 4/1/2022	3,523,900
2,625,000	Pennsylvania Econ. Dev. Fin. Au. Exempt Facs. Rev. Ref. (Amtrak Proj.), Ser. 2012-A, 5.00%, due 11/1/2024	2,773,335
2,350,000	Pennsylvania Econ. Dev. Fin. Au. Rev. Ref. (Tapestry Moon Sr. Hsg. Proj.), Ser. 2018-A, 6.75%, due 12/1/2053	1,386,500	(b)(c)
3,000,000	Pennsylvania St. Turnpike Commission Turnpike Rev., Subser. 2019-A, 4.00%, due 12/1/2049	3,519,756
		16,534,791
Puerto Rico 6.5%
16,373,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	19,091,409
Rhode Island 1.1%
3,045,000	Rhode Island St. Hsg. & Mtge. Fin. Corp. Rev. (Homeownership Opportunity), Ser. 2020-73-A, 2.30%, due 10/1/2040	3,108,899
South Carolina 1.3%
1,500,000	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (River Park Sr. Living Proj.), Ser. 2017-A, 7.75%, due 10/1/2057	1,534,692
2,325,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.), Ser. 2018-A, 7.00%, due 11/1/2038	2,082,897	(b)
750,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Repower South Berkeley LLC Proj.), Ser. 2017, 6.25%, due 2/1/2045	300,000	(b)(c)
		3,917,589
Tennessee 0.8%
2,000,000	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.), Ser. 2006-A, 5.25%, due 9/1/2023	2,203,626
Texas 5.2%
250,000	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/2045	278,670
	Arlington Higher Ed. Fin. Corp. Rev. (Universal Academy)
340,000	Ser. 2014-A, 5.88%, due 3/1/2024	361,128
1,000,000	Ser. 2014-A, 6.63%, due 3/1/2029	1,104,975
730,000	Austin Comm. College Dist. Pub. Fac. Corp. Lease Rev., Ser. 2018-C, 4.00%, due 8/1/2042	829,928
750,000	Central Texas Reg. Mobility Au. Sr. Lien Ref. Rev., Ser. 2020-E, 5.00%, due 1/1/2045	947,422
320,000	Clifton Higher Ed. Fin. Corp. Rev. (Uplift Ed.), Ser. 2013-A, 3.10%, due 12/1/2022	323,452
250,000	Dallas Co. Flood Ctrl. Dist. Ref. G.O., Ser. 2015, 5.00%, due 4/1/2028	259,336	(b)
2,000,000	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-B, 4.75%, due 11/1/2042	2,096,932
1,000,000	Harris Co. Cultural Ed. Facs. Fin. Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.), Ser. 2013-B, 5.75%, due 1/1/2028	1,066,236

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value

	Houston Higher Ed. Fin. Corp. Rev. (Cosmos Foundation)
$85,000	Ser. 2012-A, 4.00%, due 2/15/2022	$86,535
1,000,000	Ser. 2012-A, 5.00%, due 2/15/2032	1,020,823
	New Hope Cultural Ed. Facs. Fin. Corp. Rev. (Beta Academy)
545,000	Ser. 2019, 5.00%, due 8/15/2039	578,488	(b)
520,000	Ser. 2019, 5.00%, due 8/15/2049	548,207	(b)
1,225,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Bridgemoor Plano Proj.), Ser. 2018-A, 7.25%, due 12/1/2053	902,556
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Cardinal Bay, Inc. Village On The Park Carriage), Ser. 2016-C, 5.50%, due 7/1/2046	399,265
1,250,000	Texas Private Activity Bond Surface Trans. Corp. Sr. Lien Rev. Ref. (North Tarrant Express Managed Lanes Proj.), Ser. 2019-A, 4.00%, due 12/31/2039	1,472,873
1,500,000	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%, due 11/1/2021	1,517,158
1,000,000	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Segment 3C Proj.), Ser. 2019, 5.00%, due 6/30/2058	1,241,096
		15,035,080
Utah 2.9%
	Salt Lake City Arpt. Rev.
1,000,000	Ser. 2017-A, 5.00%, due 7/1/2042	1,207,555
2,000,000	Ser. 2017-A, 5.00%, due 7/1/2047	2,403,377
1,000,000	Ser. 2018-A, 5.00%, due 7/1/2043	1,222,285
3,000,000	Salt Lake Co. Hosp. Rev. (IHC Hlth. Svc., Inc.), Ser. 2001, (AMBAC Insured), 5.40%, due 2/15/2028	3,477,734
35,000	Utah Hsg. Corp. Single Family Mtge. Rev., Ser. 2011-A2, Class I, 5.45%, due 7/1/2022	35,074
		8,346,025
Vermont 1.5%
	Vermont Std. Assist. Corp. Ed. Loan Rev.
155,000	Ser. 2013-A, 4.25%, due 6/15/2024	158,662
365,000	Ser. 2013-A, 4.35%, due 6/15/2025	373,426
545,000	Ser. 2013-A, 4.45%, due 6/15/2026	557,286
175,000	Ser. 2013-A, 4.55%, due 6/15/2027	178,851
1,800,000	Ser. 2014-A, 5.00%, due 6/15/2024	2,017,725
980,000	Ser. 2015-A, 4.13%, due 6/15/2027	1,054,957
		4,340,907
Virginia 0.1%
360,000	Fairfax Co. Econ. Dev. Au. Residential Care Fac. Rev. (Vinson Hall LLC), Ser. 2013-A, 4.00%, due 12/1/2022	370,797
Washington 3.8%
6,700,000	Vancouver Downtown Redev. Au. Rev. (Conference Ctr. Proj.), Ser. 2013, 4.00%, due 1/1/2028	7,117,002
1,000,000	Washington St. Econ. Dev. Fin. Au. Env. Facs. Rev. (Green Bond), Ser. 2020-A, 5.63%, due 12/1/2040	1,231,379	(b)
790,000	Washington St. Hlth. Care Fac. Au. Rev. Ref. (Virginia Mason Med. Ctr.), Ser. 2017, 5.00%, due 8/15/2026	942,111
1,496,566	Washington St. Hsg. Fin. Commission, Ser. 2021-A-1, 3.50%, due 12/20/2035	1,766,521
		11,057,013
Wisconsin 1.6%
870,000	Pub. Fin. Au. Ed. Rev. (Pine Lake Preparatory, Inc.), Ser. 2015, 4.95%, due 3/1/2030	975,551	(b)
200,000	Pub. Fin. Au. Ed. Rev. (Resh Triangle High Sch. Proj.), Ser. 2015-A, 5.38%, due 7/1/2035	218,637	(b)

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value

$1,115,000	Pub. Fin. Au. Rev. Ref. (Roseman Univ. Hlth. Sciences Proj.), Ser. 2015, 5.00%, due 4/1/2025	$1,214,308
2,000,000	Pub. Fin. Au. Sr. Rev. (Wonderful Foundations Charter Sch. Portfolio Proj.), Ser. 2020-A-1, 5.00%, due 1/1/2055	2,353,456	(b)
		4,761,952
Wyoming 0.7%
2,000,000	Lincoln Co. PCR Ref. (PacifiCorp.), Ser. 1994, 0.04%, due 11/1/2024	2,000,000	(a)

Total Investments 157.4% (Cost $412,431,572)		458,558,801
Other Assets Less Liabilities 1.1%		3,244,461
	Liquidation Preference of Variable Rate Municipal Term Preferred Shares (net of unamortized deferred offering costs of $9,620) (58.5)%	(170,390,380)
Net Assets Applicable to Common Stockholders 100.0%		$291,412,882

(a)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2021.
(b)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2021, these securities amounted to $52,220,449, which represents 17.9% of net assets applicable to common stockholders of the Fund.
(c)	Defaulted security.
(d)	Currently a zero coupon security; will convert to 5.50% on August 1, 2021.
(e)	Currently a zero coupon security; will convert to 6.13% on August 1, 2023.
(f)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.
(g)	Represents less than 0.05% of net assets applicable to common stockholders of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$458,558,801	$—	$458,558,801
Total Investments	$—	$458,558,801	$—	$458,558,801

(a)	The Schedule of Investments provides information on the state/territory for the portfolio.

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

July 31, 2021

Notes to Schedule of Investments Municipal Fund Inc.

(Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Municipal Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in municipal notes is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund's Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating this guidance.

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.